Leases (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Visconti Holdings L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Lease payment		$ 36,465
Security deposit		$ 25,000
NC Limited Liability Company [Member] | Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Lease payment	$ 36,465
Security deposit	$ 25,000